Premises and Equipment (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation		$ 562,000	$ 599,000	$ 451,000
Scenario, Forecast [Member]
Estimated remaining costs to complete the facility	$ 3,300,000